SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group is mainly engaged in online group buying services and storefront services throughout the PRC.

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group’s revenue and net income are substantially derived from sale commission of online coupons and storefront fees. But the Group does not have discrete financial information of costs and expenses between various services in its internal reporting, and reports costs and expenses by nature as a whole. Therefore, the Group has one operating segment.

The table below is only presented at the revenue level with no allocations of direct or indirect cost and expenses. The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.Components of net revenue are presented in the following table:

	Years ended December 31,
	2012	2013	2014
Sales commission of online coupons	$25,005,546	$26,296,454	$18,019,098
Storefront fees	2,809,853	9,956,855	12,054,354
Total	$27,815,399	$36,253,309	$30,073,452